Operating expenses (Schedule of detailed information about components of professional, other fees and salaries) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 610,052	$ 647,710	$ 424,485
Professional fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	144,244	110,933	107,554
Consulting fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	67,664	69,563	132,793
Salaries and benefits [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 398,144	$ 467,214	$ 184,138